UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2022

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Great Lakes Disciplined Equity Fund
Institutional Class Shares – GLDNX

Great Lakes Large Cap Value Fund
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Annual Report

March 31, 2022

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Great Lakes Disciplined Equity Fund

May 20, 2022

Dear Shareholders,

I. INVESTMENT RESULTS

Market Review

During the one-year period ended March 31, 2022, investors continued to be whipsawed by new Covid variants and the related policies of decision makers that came with each new wave of infection. In early summer what was thought to be the long awaited value rally was grinded to a halt by a new wave of infections and the lockdowns that coincided. As the worst of investors’ fears subsided, we were presented with the omicron strain which the market largely shrugged off. As winter approached we began to turn the page on this chapter and year, investors shifted their attention to The Fed as they tried to properly telegraph the beginning of the end of easy monetary policy. The unwinding of the balance sheet, and lift-off from zero interest rate policy, are creating market swings of the likes we haven’t seen in over a decade. This change in policy has given new energy to value purists and caused growth investors to reexamine their appetite for risk.

Against this backdrop, for the year ended March 31st of 2022, your Great Lakes Disciplined Equity Fund returned the following:

Share Class	12 Months ended 3/31/22
Institutional Class	8.72%
S&P 500 Index	15.65%

Size/Style

Growth stocks outperformed value stocks by a substantial margin during the one-year period with the S&P 500 Growth index adding 18.83% while the S&P 500 Value index added 12.58%.

•	Mega-caps slightly outperformed large-caps as measured by the S&P 100 and S&P 500.

•	Growth Edged value, as measured by the S&P 500 Growth and S&P 500 Value Indexes.

o	When looking at the growth and value returns for YTD 2022 we find value with a sizable lead of roughly 8.5%.

S&P 500 Sectors

Inconsistency across cyclical and defensive sectors is observed, as the market is transitioning from expansionary to contractionary.

•	Energy continued its spectacular rise advancing 64.30% over the period.

•	Sectors showing continued strength include Real Estate 25.75%, Technology 20.90% and Utilities 19.93%

•	Communication Services -0.93% was the lone sector with a negative return of the previous year, shedding almost a full percent.

Great Lakes Disciplined Equity Fund

II. ATTRIBUTION

Below is attribution for the Great Lakes Disciplined Equity Fund.

Common Factor Positioning and Individual stock selection were both detractors over the year.

From an industry perspective, an overweight to Grocery Stores and an underweight to Home Products both contributed positively to the relative return.

From a factor perspective, an overweight to Volatility and Momentum both were detractors from relative performance.

Our two largest contributing stocks for the year were Tesla (TSLA) and Alphabet (GOOG). An overweight to both names added to relative performance, as both names outperformed the benchmark by a sizable amount.

Our two largest detracting stocks for the year were Disney (DIS) and Expedia (EXPE). A sizable active position in both names detracted from performance, as both lagged the benchmark on the trailing 1 year.

III. OUTLOOK

While we still see Covid in the news – most recently a flare-up in Shanghai which forced Tesla to send workers home – most evidence continues to support the notion that Covid will end with a whimper, not a bang. Our belief is that the unprecedented nature of the pandemic greatly reduced investors’ collective ability to discount the future. As such, we saw very high levels of volatility punctuated by periods of record factor correlations and significant rotations. While there will always be “exogenous” events impacting the markets, no market participants are able to draw from experience to know how global markets would respond to this pandemic.

But, onward!

Investors expect the Fed’s balance sheet to stop growing and indeed begin to shrink later this year. The fiscal stimulus bills are in the rear view mirror (although most of the infrastructure money is yet to be doled out). The first of what’s expected to be several rate hikes is under our belt. The yield curve has inverted – which typically portends below average economic growth. In other words, the days of easy money are fading, and higher volatility is likely here to stay.

However…Profit margins have remained high to date – 40+ year highs in input cost increases have been largely passed through to the consumer, and productivity has been strong. The amount of slack which has been removed from the labor market should begin to bite at some point… the marginal worker is less productive. The Employment Cost Index is increasing at a 20 year high pace.

The housing market remains solid as of this writing, but mortgage rates have surged more quickly than ever, reducing affordability somewhat. We don’t really see the impact in the overall numbers at this point… but our guess is we will.

Weak equity returns during Q1 combined with the aforementioned still-strong earnings means valuation of the major US indices has come in. Markets still aren’t cheap, however. The Fed will have to successfully kill inflation, and kill it softly as the great Roberta Flack once crooned (or Lauryn Hill, take your pick). And they’ll have to kill it without killing economic activity.

So the question in large part is, can Powell and the Fed sing a good song, and sing it with style?

Jon Quigley, CFA. MSc
CIO, Disciplined Equity

Great Lakes Disciplined Equity Fund

Definitions:

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

The S&P 100 Index is an index, weighted for market capitalization, of 100 blue chip stocks from a variety of industries. The stocks listed on the S&P 100 are the top 100 stocks on the S&P 500 by market capitalization. Its ticker symbol is OEX, and it was originally operated by the Chicago Board Options Exchange.

The S&P 500 Growth index tracks the investment results of the S&P 500 index composed of large-capitalization U.S. equities that exhibit growth characteristics.

The S&P 500 Value Index measures the performance of the large-capitalization value sector in the US equity market. It is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics.

It is not possible to invest directly in an index.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in ETFs. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. ETFs have management and other expense. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Great Lakes Disciplined Equity Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of March 31, 2022

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Institutional Class	8.72%	15.53%	13.69%	13.24%	13.98%
S&P 500 Index(2)	15.65%	18.92%	15.99%	14.64%	15.29%

(1)	Inception date of the Fund was June 1, 2009.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. This index can not be invested in directly.

The following is expense information for the Great Lakes Disciplined Equity Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2021:

Gross Expenses: 1.13%; Net Expenses: 0.86%. Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

The actual net expense ratio applicable to investors, as disclosed in the Financial Highlights for the year ended March 31, 2022 was 0.85%.

Great Lakes Disciplined Equity Fund

Allocation of Portfolio Net Assets (Unaudited)
March 31, 2022(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
March 31, 2022(1)
(% of Net Assets)

Apple, Inc.	7.3%
UnitedHealth Group, Inc.	4.2%
Costco Wholesale Corp.	3.9%
Bank of America Corp.	3.7%
Alphabet, Inc. – Class C	3.3%
Tesla, Inc.	3.2%
NVIDIA Corp.	3.1%
Microsoft Corp.	2.7%
Cisco Systems, Inc.	2.5%
CDW Corp.	2.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

May 10, 2022

Dear Shareholders,

I. INVESTMENT RESULTS

The unexpected became the expected during the fiscal year as high volatility in financial and investment markets coupled with an unstable geopolitical environment.

Inflation returned near mid-2021 after a multi-decade absence. Measures ran through the Federal Reserve Board objective of 2% to the 5-7% area. Persistence of higher inflation has been longer than first projected, and spread to most areas of the economy is wider than hoped. Expectations of future inflation (from surveys) have risen above the 2% objective.

In response, a sharp pivot in monetary policy occurred as the Federal Reserve Board became determined to restore price stability. As intentions became known, bond market returns in the January-March quarter were the worst in decades.

The U.S. economy continued to expand into March. Commodity markets have soared, reaching the highest levels in decades for a wide range of goods. Unemployment rates dropped almost to record lows of the past several decades. Corporate profit recovery from the 2020 decline has been strong into early 2022.

After rising through calendar 2021, equity markets declined in the fourth fiscal quarter.  Still, during the fiscal year, the equity market (S&P 500 Index) advance was at a mid-teens rate while value style indexes, which picked up as the fiscal year progressed, rose near 12%.

Share Class	12 Months ended 3/31/22
Institutional Class	11.93%
Russell 1000 Value Index	11.67%

II. ATTRIBUTION

Fund results were close to value style benchmarks in fiscal 2022.  Generally, areas more sensitive to the economic pace limited results on both the consumer and industrial sides of the strategy, but industry and company-specific factors were important.

Nine positions in six broad areas declined more than 5% over the year to limit returns. These areas included consumer big-ticket items (auto components, toys) and streaming video entertainment (Comcast, down 13% in price; Disney, down over 25%) on the consumer side.  Among industrials, areas included truck expenses and components (Cummins, down over 20%), semiconductors (Intel, declining over 22%) and aircraft engines (General Electric slipped almost 13%).

In contrast, fifteen positions in five broad areas led results by rising over 20% during the year. Four were in the broad health care area (a pharmaceutical and three services firms providing insurance, pharmacy benefit management, health products, retail and drug distribution), five in the financial area (three insurers, one charge and credit card lender and a wealth manager), and three in energy (oil and gas production, oil services).

III. Outlook

Volatility and uncertainty remain high. Prospects for investment markets in 2022 have already changed since the year began. At this time, inflation is higher, broader and longer-lasting than originally thought. Easing of supply chain pressures may bring about a lower inflation level later in the year, but problems persisted in March-April.

Great Lakes Large Cap Value Fund

The Federal Reserve Board may increase the overnight rate at each of the meetings to come in 2022 and into 2023 as it moves from monetary accommodation toward a more normal rate level. Longer maturity fixed income instruments have already begun to shift to provide higher yields, and offer more competition to equities.

As the economic recovery from the pandemic-influenced downturn could be near a peak, profit gains are likely to slow in 2022 and possibly in 2023 as well. Labor costs (compensation follows inflation) and the supply chain problem areas of raw materials, transportation and a wide range of other expenses all are also likely to pressure margins. Valuation of equities remains high by historical standards.

Following three years of above-average equity returns, the prospects of higher inflation, slowing corporate profits, less accommodative monetary policy and exogenous factors (pandemic variants ebbs and flows, war) together are less favorable for another above-average period of equity market returns.

Edward J. Calkins, CFA
Senior Portfolio Manager
Fund Shareholder

Definitions:

The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. For a complete list of fund holdings, please see the Schedule of Investments included in this report.

Mutual fund investing involves risk. Principal loss is possible. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets.

Great Lakes Large Cap Value Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of March 31, 2022

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	11.93%	13.22%	9.71%	11.61%
Russell 1000 Value Index(2)	11.67%	13.02%	10.29%	11.86%

(1)	Inception date of the Fund was September 28, 2012.
(2)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.  This index can not be invested in directly.

The following is expense information for the Great Lakes Large Cap Value Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2021:

Gross Expenses: 1.04%; Net Expenses: 0.85%. Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

The actual net expense ratio applicable to investors, as disclosed in the Financial Highlights for the year ended March 31, 2022 was 0.85%.

Great Lakes Large Cap Value Fund

Allocation of Portfolio Net Assets (Unaudited)
March 31, 2022(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
March 31, 2022(1)
(% of Net Assets)

Comcast Corp. – Class A	4.0%
BorgWarner, Inc.	3.6%
Citigroup, Inc.	3.5%
RenaissanceRe Holdings, Ltd.	3.5%
Berkshire Hathaway, Inc. – Class B	3.2%
Public Service Enterprise Group, Inc.	3.2%
Merck & Co., Inc.	3.1%
AbbVie, Inc.	3.1%
Shell Plc – ADR	3.0%
Chubb Ltd.	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Small Cap Opportunity Fund

May 10, 2022

Dear Shareholders,

I. INVESTMENT RESULTS

The Great Lakes Small Cap Opportunity Institutional Class (GLSIX) increased 1.65% for the twelve months ended March 31, 2022, outperforming the Russell 2000 index return which was down 5.79%.

Share Class	12 Months ended 3/31/22
Institutional Class	1.65%
Russell 2000 Index	-5.79%

It was a volatile start to the 2022 year as the equity markets grappled with a litany of headline risks; with the primary development revolved around the repricing of the Fed rate hike path and Russia’s invasion of Ukraine.  At its lowest point in the first quarter of 2022, the Russell 2000 index declined 20% and then rallied to finish the quarter down 7.5%, the worst quarterly returns since Q12020.

In periods of market distress, we seek to build a portfolio which provides attractive risk mitigation relative to the benchmark.  We are pleased the Fund was able to accomplish that goal during the volatile 1Q2022 and post a positive return for the twelve month period ended March 31, 2022 while the Russell 2000 declined in value.

What has helped us to outperform is value stocks significantly outperforming growth stocks by 17.7% (+3.4% for the Russell 2000 Value Index versus -14.3% for the Russell 2000 Growth Index) over the twelve-month period ended March 31, 2022.  Despite the nice recovery from value, growth is still solidly ahead of value over the past 5- and 10-year time horizon.  Therefore in our view, there is plenty of room for value to continue its relative outperformance.

Perhaps, more promising, is the continued underperformance of the basket of unprofitable, high multiple stocks, namely in the biotechnology and software industries.  Both of these industries were among the worst performers over the past 12 month period, -43.3% and -20.9%, respectively.  Yet, unprofitable companies still represent over a third of the Russell 2000 Index, off its all-time high of nearly 40% and well above the historical average of around 20%.  Our investment strategy seeks to invest in quality, cash generating companies at a discount to value.  The value of price is starting to matter, and if this pattern holds, we believe it should bode well for the Fund in the ensuing years.

While we do not forecast macroeconomic variables to make investment decisions, it does appear that the period of relative low inflation has come to an end, and there are signs that it may linger for longer than what investors think.  In expectation of this, how are we thinking about the portfolio’s positioning in an era of higher inflation in the future?  We believe our active, fundamental investing framework should help us identify the relative beneficiaries and relative losers.

Given our quality-bent, we feel good that our companies have strong competitive positions to maintain its profitability in inflationary times.  An example of this is Crane, a manufacturer of highly engineered, specialized industrial components.  The company has dominate market share in niche markets (i.e. aircraft braking systems) with little substitution risk.  These competitive characteristics should provide the company with pricing power.

This is why we continue to like the setup of our portfolio.  We believe it is full of cash-generating, quality companies with durable competitive advantages that should be able to generate strong risk-adjusted returns throughout the economic cycles.

Great Lakes Small Cap Opportunity Fund

II. ATTRIBUTION

For the twelve months ended March 31, 2022, the Fund returned 1.65%, outperforming the Russell 2000 benchmark’s return of -5.79%.  The Fund’s 744 basis points of outperformance relative to the index was driven by both sector allocation and stock selection.  The positive sector allocation was largely due to our underweight in Healthcare, which was the worst performing sector for the index.  Strong stock selection in Healthcare, Technology, and Financials were the largest contributors to our relative performance.  On the flip side, our worst performing sector was Communication Services.

Healthcare was one of our best performing sector, adding nearly 600 basis point of alpha.  As noted above, our underweight position, particularly in the biotechnology industry where the portfolio had zero exposure helped us to outperform.  From a stock selection perspective, five out of our six healthcare holdings contributed to relative outperformance. Prestige Consumer Healthcare (a manufacturer of consumer healthcare products), was the clear standout, advancing 20% as the company delivered healthy earnings aided by a rebound in demand for its products that were adversely impacted by COVID.

The Technology sector was also a bright spot for the Fund.  We outperformed due to strong stock selection plus our limited exposure to the high-multiple areas of the sector (i.e. software industry) that took a pummeling.  Seven of our ten technology holdings posted gains in the period.  Extreme Networks (networking equipment supplier), ViaSat (satellite services firm), and Progress Software (enterprise software company) led the way as fundamentals for each of these businesses continues to track our expectations.

The Fund’s outperformance in Financials was driven by First American Financial (a title insurance company), PRA Group (debt collector), Axis Capital (insurance company), and Jefferies (an investment bank).  First American posted record earnings, driven by a strong refinance market.  PRA’s earnings topped consensus estimates as their portfolio performed better than expected, and the company bought back nearly 5% of its shares throughout the year.  Axis Capital continues to execute on its strategy to shift its book away from re-insurance toward more specialty lines that should earn better returns in the future.  Lastly, Jefferies benefited from a robust merger and acquisition and transaction environment.  Jefferies has been an outstanding investment for us and we exited the position as it reached our fair value estimate.

Our largest underperformance came from the Communication services sector.  TripAdvisor, on-line travel agent, declined 49.6% as the company was hit with a number of issues including weaker than expected earnings, CEO departure, and concerns over the Omicron virus.  We believe these concerns are overblown, and TRIP remains in great position to benefit from the recovering demand in travel.  Quotient Technology, a digital marketing platform operator, tumbled 64% due to weaker than expected guidance, and management did a poor job of explaining their earnings guidance.  We exited this position as we lost confidence with the management team.

Thanks for your trust and patience,

Benjamin Kim, CFA

Definitions:

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.

The Russell 2000 Value index consists of 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index that also exhibit a value probability.

Great Lakes Small Cap Opportunity Fund

The Russell 2000 Growth index consists of 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index that exhibit a growth probability.

One cannot invest directly in an index.

Past performance does not guarantee future results.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Alpha is used as a measure of performance, indicating when a strategy has managed to beat the market return over some period. Alpha, often considered the active return on an investment, gauges the performance of an investment against a market index or benchmark that is considered to represent the market’s movement as a whole. The excess return of an investment relative to the return of a benchmark index is the investment’s alpha. Alpha may be positive or negative and is the result of active investing.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Great Lakes Small Cap Opportunity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of March 31, 2022

	1-Year	3-Year	5-Year	10-Year	Since Inception(1)
Investor Class	1.40%	7.42%	7.51%	9.09%	12.92%
Institutional Class	1.65%	7.70%	7.76%	9.36%	13.21%
Russell 2000 Index(2)	-5.79%	11.74%	9.74%	11.04%	13.46%

(1)	Inception date of each class was December 5, 2008.
(2)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.  This index can not be invested in directly.

The following is expense information for the Great Lakes Small Cap Opportunity Fund as disclosed in the Fund’s most recent prospectus dated July 29, 2021:

Investor Class Gross Expense Ratio: 1.30%	Net Expense Ratio: 1.24%
Institutional Class Gross Expense Ratio: 1.05%	Net Expense Ratio: 0.99%

Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Investor Class and Institutional Class, respectively. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.

The actual net expense ratio applicable to investors, as disclosed in the Financial Highlights for the year ended March 31, 2022, was 1.24% and 0.99% for the Investor Class and Institutional Class, respectively.

Great Lakes Small Cap Opportunity Fund

Allocation of Portfolio Net Assets (Unaudited)
March 31, 2022(1)(2)
(% of Net Assets)

Money Market Fund & Other
Assets and Liabilities, Net
1.8%
Consumer Staples
1.0%
Real Estate
2.9%
Energy
4.8%
Communication Services
5.1%
Materials
7.6%
Health Care
9.4%
Consumer Discretionary
13.4%
Information Technology
13.6%
Industrials
16.8%
Financials
23.6%

Top 10 Equity Holdings (Unaudited)
March 31, 2022(1)
(% of Net Assets)

Axis Capital Holdings Ltd.	3.7%
Patterson Companies, Inc.	3.1%
Crane Co.	3.1%
ViaSat, Inc.	3.1%
Flowserve Corp.	3.0%
Prosperity Bancshares, Inc.	2.9%
Park Hotels & Resorts, Inc. – REIT	2.9%
Dril-Quip, Inc.	2.8%
TripAdvisor, Inc.	2.8%
Berry Global Group, Inc.	2.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes securities lending collateral.

Great Lakes Funds

Expense Examples (Unaudited)
March 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees (Investor Class only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 – March 31, 2022).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Great Lakes Disciplined Equity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (10/1/2021)	Value (3/31/2022)	(10/1/2021 to 3/31/2022)
Institutional Class Actual(2)	$1,000.00	$1,053.80	$4.35
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.69	$4.28

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended March 31, 2022, of 5.38%.

Great Lakes Large Cap Value Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (10/1/2021)	Value (3/31/2022)	(10/1/2021 to 3/31/2022)
Institutional Class Actual(4)	$1,000.00	$1,082.50	$4.41
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.69	$4.28

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended March 31, 2022, of 8.25%.

Great Lakes Funds

Expense Examples (Unaudited) – Continued
March 31, 2022

Great Lakes Small Cap Opportunity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (10/1/2021)	Value (3/31/2022)	(10/1/2021 to 3/31/2022)
Investor Class Actual(2)	$1,000.00	$1,009.10	$6.21
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.75	$6.24
Institutional Class Actual(2)	$1,000.00	$1,010.20	$4.96
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.00	$4.99

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.24% and 0.99% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended March 31, 2022, of 0.91% and 1.02% for the Investor Class and Institutional Class, respectively.

Great Lakes Disciplined Equity Fund

Schedule of Investments
March 31, 2022

Description	Shares	Value

COMMON STOCKS – 98.6%

Communication Services – 6.9%
Alphabet, Inc. – Class C*	335	$935,652
Charter Communications, Inc. – Class A*	200	109,104
Interpublic Group of Companies, Inc	2,200	77,990
News Corp. – Class A	3,200	70,880
News Corp. – Class B	4,200	94,584
Paramount Global – Class B	11,900	449,939
Omnicom Group, Inc.	1,200	101,856
AT&T, Inc.	6,204	146,601
		1,986,606

Consumer Discretionary – 10.4%
Amazon.com, Inc.*	114	371,634
Best Buy Co., Inc.	1,873	170,256
BorgWarner, Inc.	1,900	73,910
Domino’s Pizza, Inc.	299	121,696
Lowe’s Companies, Inc.	2,396	484,447
O’Reilly Automotive, Inc.*	580	397,277
Target Corp.	511	108,444
Tesla, Inc.*	848	913,805
TJX Companies, Inc.	1,800	109,044
Ulta Beauty, Inc.*	532	211,853
		2,962,366

Consumer Staples – 12.6%
Altria Group, Inc.	3,401	177,702
Costco Wholesale Corp.	1,924	1,107,935
General Mills, Inc.	1,951	132,122
Kroger Co.	9,543	547,482
Procter & Gamble Co.	2,100	320,880
Sysco Corp.	6,879	561,670
Tyson Foods, Inc. – Class A	4,839	433,720
Walmart, Inc.	2,100	312,732
		3,594,243

Energy – 3.3%
APA Corp.	3,900	161,187
Chevron Corp.	525	85,486
ConocoPhillips	2,345	234,500
Exxon Mobil Corp.	3,755	310,125
Valero Energy Corp.	1,400	142,156
		933,454

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments – Continued
March 31, 2022

Description	Shares	Value

COMMON STOCKS – 98.6% (Continued)

Financials – 14.1%
Aflac, Inc.	1,600	$103,024
Bank of America Corp.	25,685	1,058,736
Bank of New York Mellon Corp.	4,582	227,405
Berkshire Hathaway, Inc. – Class B*	1,697	598,888
Capital One Financial Corp.	3,225	423,410
Charles Schwab Corp.	755	63,654
Chubb Ltd.	247	52,833
Hartford Financial Services Group, Inc.	2,421	173,852
MetLife, Inc.	900	63,252
Principal Financial Group, Inc.	2,200	161,502
Raymond James Financial, Inc.	600	65,946
Synchrony Financial	1,800	62,658
Travelers Companies, Inc.	722	131,931
W.R. Berkley Corp.	2,978	198,272
Wells Fargo & Co.	13,334	646,166
		4,031,529

Health Care – 10.2%
AbbVie, Inc.	3,930	637,092
Anthem, Inc.	125	61,403
Centene Corp.*	900	75,771
Cerner Corp.	1,181	110,494
Cigna Corp.	900	215,649
HCA Healthcare, Inc.	300	75,186
Hologic, Inc.*	2,719	208,874
Humana, Inc.	200	87,034
Laboratory Corporation of America Holdings*	700	184,562
UnitedHealth Group, Inc.	2,352	1,199,449
Viatris, Inc.	5,000	54,400
		2,909,914

Industrials – 10.6%
3M Co.	1,057	157,366
C.H. Robinson Worldwide, Inc.	1,200	129,252
Caterpillar, Inc.	677	150,849
Emerson Electric Co.	1,061	104,031
Expeditors International of Washington, Inc.	1,000	103,160
General Dynamics Corp.	1,363	328,728
JB Hunt Transport Services, Inc.	288	57,828
Lockheed Martin Corp.	517	228,204
Masco Corp.	1,500	76,500

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments – Continued
March 31, 2022

Description	Shares	Value

COMMON STOCKS – 98.6% (Continued)

Industrials – 10.6% (Continued)
Norfolk Southern Corp.	1,696	$483,733
Union Pacific Corp.	2,011	549,425
United Parcel Service, Inc. – Class B	2,511	538,509
Waste Management, Inc.	830	131,555
		3,039,140

Information Technology# – 25.2%
Adobe, Inc.*	348	158,556
Apple, Inc.	12,024	2,099,510
CDW Corp.	3,908	699,102
Cisco Systems, Inc.	12,700	708,152
Cognizant Technology Solutions Corp. – Class A	5,747	515,333
Hewlett Packard Enterprise Co.	5,100	85,221
HP, Inc.	6,400	232,320
Intel Corp.	6,900	341,964
Microsoft Corp.	2,483	765,534
NetApp, Inc.	700	58,100
NortonLifeLock, Inc.	7,731	205,026
NVIDIA Corp.	3,294	898,801
Texas Instruments, Inc.	2,035	373,382
Western Digital Corp.*	1,100	54,615
		7,195,616

Materials – 2.2%
Freeport-McMoRan, Inc.	1,624	80,778
Mosaic Co.	2,500	166,250
Nucor Corp.	800	118,920
Southern Copper Corp.	2,500	189,750
Westrock Co.	1,400	65,842
		621,540

Real Estate – 2.1%
Extra Space Storage, Inc. – REIT	667	137,135
Prologis, Inc. – REIT	2,489	401,924
Host Hotels & Resorts, Inc. – REIT	3,800	73,834
		612,893

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments – Continued
March 31, 2022

Description	Shares	Value

COMMON STOCKS – 98.6% (Continued)

Utilities – 1.0%
Constellation Energy Corp.	1,195	$67,219
Exelon Corp.	3,585	170,753
Pinnacle West Capital Corp.	790	61,699
		299,671
Total Common Stocks
(Cost $25,412,570)		28,186,972

MONEY MARKET FUND – 1.1%
First American Government Obligations Fund – Class Z, 0.15%^
Total Money Market Fund
(Cost $300,458)	300,458	300,458
Total Investments – 99.7%
(Cost $25,713,028)		28,487,430
Other Assets and Liabilities, Net – 0.3%		80,987
Total Net Assets – 100.0%		$28,568,417

*	Non-income producing security.
#	As of March 31, 2022, the Fund had a significant portion of its assets invested in the information technology sector. See Note 11 in the Notes to the Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of March 31, 2022.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments
March 31, 2022

Description	Shares	Value

COMMON STOCKS – 99.5%

Communication Services – 8.0%
Alphabet, Inc. – Class C*	155	$432,913
Comcast Corp. – Class A	36,929	1,729,016
Walt Disney Co.*	9,260	1,270,102
		3,432,031

Consumer Discretionary – 9.6%
Booking Holdings, Inc.*	297	697,490
BorgWarner, Inc.	39,249	1,526,786
Dollar General Corp.	2,829	629,821
Expedia Group, Inc.*	3,363	658,038
Hasbro, Inc.	7,272	595,722
		4,107,857

Consumer Staples – 5.6%
Anheuser-Busch InBev SA/NV – ADR	14,405	865,164
JM Smucker Co.	5,072	686,799
Philip Morris International, Inc.	9,224	866,503
		2,418,466

Energy – 5.9%
Chevron Corp.	5,150	838,575
Schlumberger Ltd.	9,980	412,274
Shell Plc – ADR	23,525	1,292,228
		2,543,077

Financials – 23.5%
American Express Co.	5,711	1,067,957
Ameriprise Financial, Inc.	1,440	432,518
Bank of America Corp.	30,285	1,248,348
Berkshire Hathaway, Inc. – Class B*	3,949	1,393,642
Chubb Ltd.	6,014	1,286,395
Citigroup, Inc.	28,318	1,512,181
PNC Financial Services Group, Inc.	4,489	827,996
Prudential Financial, Inc.	7,214	852,478
RenaissanceRe Holdings, Ltd.	9,363	1,484,129
		10,105,644

Health Care – 16.8%
AbbVie, Inc.	8,165	1,323,628
Biogen, Inc.*	3,115	656,019
Boston Scientific Corp.*	19,588	867,552
CVS Health Corp.	10,090	1,021,209

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments – Continued
March 31, 2022

Description	Shares	Value

COMMON STOCKS – 99.5% (Continued)

Health Care – 16.8% (Continued)
McKesson Corp.	3,620	$1,108,191
Merck & Co., Inc.	16,423	1,347,507
UnitedHealth Group, Inc.	1,711	872,559
		7,196,665

Industrials – 10.9%
Canadian National Railway Co.	4,974	667,212
Cummins, Inc.	5,237	1,074,161
Emerson Electric Co.	4,262	417,889
General Electric Co.	11,326	1,036,329
Lockheed Martin Corp.	1,922	848,371
Westinghouse Air Brake Technologies Corp.	6,756	649,725
		4,693,687

Information Technology – 9.9%
Cisco Systems, Inc.	15,475	862,886
DXC Technology Co.*	19,567	638,471
Intel Corp.	16,821	833,649
Oracle Corp.	7,953	657,952
SS&C Technologies Holdings, Inc.	16,465	1,235,204
		4,228,162

Materials – 5.0%
Avery Dennison Corp.	5,062	880,636
DuPont de Nemours, Inc.	8,469	623,149
International Flavors & Fragrances, Inc.	5,031	660,721
		2,164,506

Utilities – 4.3%
Ameren Corp.	4,930	462,237
Public Service Enterprise Group, Inc.	19,450	1,361,500
		1,823,737
Total Common Stocks
(Cost $35,072,181)		42,713,832

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments – Continued
March 31, 2022

Description	Shares	Value

MONEY MARKET FUND – 0.7%
First American Government Obligations Fund – Class Z, 0.15%^
Total Money Market Fund
(Cost $297,332)	297,332	$297,332
Total Investments – 100.2%
(Cost $35,369,513)		43,011,164
Other Assets and Liabilities, Net – (0.2)%		(77,020)
Total Net Assets – 100.0%		$42,934,144

*	Non-income producing security.
ADR – American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of March 31, 2022.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments
March 31, 2022

Description	Shares	Value

COMMON STOCKS – 98.2%

Communication Services – 5.1%
Manchester United plc – Class A (a)	54,097	$782,783
TripAdvisor, Inc.*	35,130	952,726
		1,735,509

Consumer Discretionary – 13.4%
Cheesecake Factory Inc. (a)*	18,872	750,917
frontdoor, Inc.*	29,558	882,306
Garrett Motion, Inc.*	60,771	436,943
Gildan Activewear, Inc.	14,044	526,369
Green Brick Partners, Inc.*	15,522	306,715
Mattel, Inc.*	22,409	497,704
Stitch Fix, Inc. – Class A*	23,902	240,693
Urban Outfitters, Inc. (a)*	35,762	897,984
		4,539,631

Consumer Staples – 1.0%
Sprouts Farmers Market, Inc. (a)*	10,752	343,849

Energy – 4.8%
Dril-Quip, Inc.*	25,628	957,206
NOV, Inc. (a)	35,029	686,919
		1,644,125

Financials – 23.6%
Axis Capital Holdings Ltd.	20,667	1,249,733
Bank OZK (a)	19,265	822,615
Cannae Holdings, Inc.*	35,604	851,648
First American Financial Corp.	12,516	811,287
Horace Mann Educators Corp.	12,367	517,312
Investors Bancorp, Inc.	58,783	877,630
PRA Group, Inc. (a)*	19,195	865,311
PROG Holdings, Inc.*	17,885	514,551
Prosperity Bancshares, Inc. (a)	14,336	994,632
Pzena Investment Management, Inc. – Class A	62,585	501,932
		8,006,651

Health Care – 9.4%
Haemonetics Corp.*	6,280	397,021
MEDNAX, Inc. (a)*	21,906	514,353
Medpace Holdings, Inc. (a)*	3,466	567,003

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments – Continued
March 31, 2022

Description	Shares	Value

COMMON STOCKS – 98.2% (Continued)

Health Care – 9.4% (Continued)
Patterson Companies, Inc. (a)	32,789	$1,061,380
Prestige Consumer Healthcare, Inc.*	12,018	636,233
		3,175,990

Industrials – 16.8%
Crane Co.	9,798	1,060,927
EnerSys	8,172	609,386
Flowserve Corp.	28,122	1,009,580
MillerKnoll, Inc. (a)	15,238	526,625
KAR Auction Services, Inc. (a)*	27,751	500,905
Resideo Technologies, Inc.*	19,873	473,574
Sensata Technologies Holding plc*	9,716	494,059
CACI International, Inc. – Class A*	1,694	510,334
UniFirst Corp. (a)	2,845	524,277
		5,709,667

Information Technology – 13.6%
ACI Worldwide, Inc.*	21,155	666,171
Avnet, Inc.	15,917	646,071
Extreme Networks, Inc.*	46,142	563,394
Knowles Corp.*	31,998	688,917
Onto Innovation, Inc. (a)*	4,345	377,537
Progress Software Corp.	13,486	635,056
ViaSat, Inc.*	21,644	1,056,227
		4,633,373

Materials – 7.6%
Berry Global Group, Inc.*	15,934	923,535
NewMarket Corp.	2,622	850,524
Valvoline, Inc.	25,515	805,254
		2,579,313

Real Estate – 2.9%
Park Hotels & Resorts, Inc. – REIT*	50,136	979,156
Total Common Stocks
(Cost $31,087,982)		33,347,264

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments – Continued
March 31, 2022

Description	Shares	Value

MONEY MARKET FUND – 1.9%
First American Government Obligations Fund – Class Z, 0.15%^
Total Money Market Fund
(Cost $645,022)	645,022	$645,022

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 27.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.41%^
Total Investments Purchased with
Proceeds from Securities Lending
(Cost $9,148,350)	9,148,350	9,148,350
Total Investments – 127.1%
(Cost $40,881,354)		43,140,636
Other Assets and Liabilities, Net – (27.1)%		(9,199,955)
Total Net Assets – 100.0%		$33,940,681

(a)	All or a portion of this security was out on loan at March 31, 2022. Total loaned securities had a market value of $8,914,020 at March 31, 2022.
*	Non-income producing security.
REIT – Real Estate Investment Trust
^	The rate shown is the annualized seven-day effective yield as of March 31, 2022.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities
March 31, 2022

			Small Cap
	Disciplined	Large Cap	Opportunity
	Equity Fund	Value Fund	Fund
ASSETS
Investment securities:
At cost	$25,713,028	$35,369,513	$40,881,354
At value(1)	$28,487,430	$43,011,164	$43,140,636
Cash	—	2,111	—
Dividends & interest receivable	12,260	38,925	38,520
Receivable for capital shares sold	200,092	47,573	3,830
Interest receivable from securities lending	—	—	820
Receivable for adviser reimbursements	1,215	—	—
Prepaid expenses	11,741	9,824	17,678
Total Assets	28,712,738	43,109,597	43,201,484
LIABILITIES
Payable upon return of securities loaned (See Note 9)	—	—	9,148,350
Payable for capital shares redeemed	79,963	102,456	25,596
Payable to investment adviser	—	10,938	12,714
Payable for fund administration & accounting fees	23,441	22,199	25,901
Payable for compliance fees	3,951	3,950	3,947
Payable for transfer agent fees & expenses	5,761	6,016	10,378
Payable for custody fees	1,087	804	993
Payable for audit and tax fees	16,997	17,000	17,501
Payable for trustee fees	4,607	4,606	2,365
Accrued other fees	8,514	7,484	8,592
Accrued distribution fees – Investor Class	—	—	4,466
Total Liabilities	144,321	175,453	9,260,803
NET ASSETS	$28,568,417	$42,934,144	$33,940,681
COMPOSITION OF NET ASSETS
Paid-in capital	$25,412,463	$32,429,964	$28,064,426
Total distributable earnings	3,155,954	10,504,180	5,876,255
Total net assets	$28,568,417	$42,934,144	$33,940,681
(1) Includes loaned securities of:	$—	$—	$8,914,020

Investor Class Shares:
Net Assets	$—	$—	$4,693,428
Shares issued and outstanding(2)	—	—	262,933
Net asset value, offering price, and redemption price per share	$—	$—	$17.85

Institutional Class Shares:
Net Assets	$28,568,417	$42,934,144	$29,247,253
Shares issued and outstanding(2)	2,604,603	2,738,765	1,603,182
Net asset value, offering price, and redemption price per share	$10.97	$15.68	$18.24

(2)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations
For the Year Ended March 31, 2022

			Small Cap
	Disciplined	Large Cap	Opportunity
	Equity Fund	Value Fund	Fund
INVESTMENT INCOME:
Interest income	$90	$306	$299
Dividend income	415,269	814,496	565,308
Less: Foreign taxes withheld	(111)	(8,497)	(3,124)
Securities lending income	—	—	6,664
Total investment income	415,248	806,305	569,147

EXPENSES:
Investment advisory fees (See Note 4)	186,893	254,286	294,913
Fund administration & accounting fees (See Note 4)	71,305	68,745	78,953
Federal & state registration fees	22,069	13,066	33,455
Audit and tax fees	20,500	20,500	21,000
Trustee fees	18,463	18,463	16,219
Transfer agent fees & expenses (See Note 4)	16,658	17,684	31,103
Compliance fees (See Note 4)	12,045	12,045	12,041
Legal fees	10,773	10,773	10,766
Custody fees (See Note 4)	7,363	4,530	5,319
Other fees	6,498	6,506	6,986
Postage & printing fees	4,109	4,114	5,051
Insurance fees	1,821	1,866	1,887
Distribution fees – Investor Class (See Note 5)	—	—	12,677
Total expenses before interest expense and waiver	378,497	432,578	530,370
Interest expense (See Note 10)	417	65	—
Total expenses before waiver	378,914	432,643	530,370
Less: Fee waiver from investment adviser (See Note 4)	(114,024)	(72,339)	(31,096)
Total net expenses	264,890	360,304	499,274
NET INVESTMENT INCOME	150,358	446,001	69,873

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	8,597,594	6,430,721	7,731,248
Foreign currency translation	—	(19)	—
Net change in unrealized appreciation/depreciation of:
Investments	(5,199,571)	(2,053,008)	(6,943,913)
Foreign currency translation	—	16	—
Net realized and unrealized gain on investments	3,398,023	4,377,710	787,335

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,548,381	$4,823,711	$857,208

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31, 2022	March 31, 2021
OPERATIONS:
Net investment income	$150,358	$88,587
Net realized gain on investments	8,597,594	6,479,624
Net change in unrealized appreciation/depreciation of investments	(5,199,571)	7,498,133
Net increase resulting from operations	3,548,381	14,066,344

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	13,647,082	2,892,898
Proceeds from reinvestment of distributions	5,633,663	1,085,158
Payments for shares redeemed	(16,671,756)	(8,689,583)
Net increase (decrease) in net assets from capital share transactions	2,608,989	(4,711,527)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(13,633,800)	(2,562,569)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,476,430)	6,792,248

NET ASSETS:
Beginning of Year	36,044,847	29,252,599
End of Year	$28,568,417	$36,044,847

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31, 2022	March 31, 2021
OPERATIONS:
Net investment income	$446,001	$626,318
Net realized gain (loss) on:
Investments	6,430,721	108,622
Foreign currency translation	(19)	5
Net change in unrealized appreciation/depreciation of:
Investments	(2,053,008)	17,035,669
Foreign currency translation	16	36
Net increase resulting from operations	4,823,711	17,770,650

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	6,043,017	1,935,310
Proceeds from reinvestment of distributions	1,063,690	294,289
Payments for shares redeemed	(9,828,191)	(11,985,518)
Net decrease in net assets from capital share transactions	(2,721,484)	(9,755,919)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,697,176)	(904,201)
From return of capital	—	(4,900)
Total distributions to shareholders	(3,697,176)	(909,101)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,594,949)	7,105,630

NET ASSETS:
Beginning of Year	44,529,093	37,423,463
End of Year	$42,934,144	$44,529,093

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31, 2022	March 31, 2021
OPERATIONS:
Net investment income	$69,873	$139,709
Net realized gain (loss) on investments	7,731,248	(36,665)
Net change in unrealized appreciation/depreciation of investments	(6,943,913)	26,989,577
Net increase resulting from operations	857,208	27,092,621

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	22,194	152,593
Proceeds from reinvestment of distributions	279,289	28,798
Payments for shares redeemed	(595,918)	(4,643,391)
Decrease in net assets from Investor Class transactions	(294,435)	(4,462,000)
Institutional Class:
Proceeds from shares sold	4,573,274	3,309,932
Proceeds from reinvestment of distributions	1,721,941	250,539
Payments for shares redeemed	(19,732,256)	(17,761,934)
Decrease in net assets from Institutional Class transactions	(13,437,041)	(14,201,463)
Net decrease in net assets from capital share transactions	(13,731,476)	(18,663,463)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Distributions to Shareholders – Investor Class	(279,344)	(28,802)
Net Distributions to Shareholders – Institutional Class	(2,461,252)	(387,358)
Total distributions to shareholders	(2,740,596)	(416,160)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,614,864)	8,012,998

NET ASSETS:
Beginning of Year	49,555,545	41,542,547
End of Year	$33,940,681	$49,555,545

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the year

Institutional Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of year	$19.02	$13.43	$14.97	$15.16	$15.61

Investment operations:
Net investment income	0.08	0.05	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	2.02	6.89	(1.08)	1.13	1.87
Total from investment operations	2.10	6.94	(0.95)	1.26	2.02

Less distributions from:
Net investment income	(0.08)	(0.05)	(0.13)	(0.14)	(0.15)
Net realized gains	(10.07)	(1.30)	(0.46)	(1.31)	(2.32)
Total distributions	(10.15)	(1.35)	(0.59)	(1.45)	(2.47)
Net asset value, end of year	$10.97	$19.02	$13.43	$14.97	$15.16

Total return	8.72%	52.43%	-6.88%	9.22%	12.76%

Supplemental Data and Ratios
Net assets, at end of year (000’s)	$28,568	$36,045	$29,253	$42,835	$44,160

Ratio of expenses to average net assets:
Before expense waiver	1.22%	1.13%	0.98%	0.95%	0.95%
After expense waiver	0.85%	0.86%	0.85%	0.85%	0.85%

Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver	1.22%	1.12%	0.98%	0.95%	0.95%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income to average net assets:
After expense waiver	0.48%	0.25%	0.85%	0.85%	0.91%

Portfolio Turnover Rate	163%	99%	97%	107%	104%

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the year

Institutional Class

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	March 31,	March 31,		March 31,	March 31,	March 31,
	2022	2021		2020	2019	2018
Per Common Share Data

Net asset value, beginning of year	$15.36	$10.09		$12.75	$14.29	$15.23

Investment operations:
Net investment income	0.17	0.19		0.22	0.25	0.20
Net realized and unrealized gain (loss) on investments	1.60	5.36		(2.19)	(0.08)	1.01
Total from investment operations	1.77	5.55		(1.97)	0.17	1.21

Less distributions from:
Net investment income	(0.17)	(0.19)		(0.22)	(0.25)	(0.20)
Net realized gains	(1.28)	(0.09)		(0.47)	(1.46)	(1.95)
Return of capital	—	(0.00	)(1)	—	—	—
Total distributions	(1.45)	(0.28)		(0.69)	(1.71)	(2.15)
Net asset value, end of year	$15.68	$15.36		$10.09	$12.75	$14.29

Total return	11.93%	55.58%		-16.64%	1.98%	7.36%

Supplemental Data and Ratios
Net assets, at end of year (000’s)	$42,934	$44,529		$37,423	$46,804	$50,135

Ratio of expenses to average net assets:
Before expense waiver	1.02%	1.04%		0.93%	0.90%	0.90%
After expense waiver	0.85%	0.85%		0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	1.05%	1.51%		1.62%	1.76%	1.28%

Portfolio Turnover Rate	56%	35%		27%	42%	61%

(1)	Amount per share is less than $0.01.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the year

Investor Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of year	$18.68	$10.44	$16.50	$17.36	$17.24

Investment operations:
Net investment income (loss)	(0.01)	0.13	0.18	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	0.27	8.20	(5.07)	1.05	1.35
Total from investment operations	0.26	8.33	(4.89)	1.04	1.37

Less distributions from:
Net investment income	—	(0.09)	(0.14)	—	(0.06)
Net realized gains	(1.09)	—	(1.03)	(1.90)	(1.19)
Total distributions	(1.09)	(0.09)	(1.17)	(1.90)	(1.25)
Net asset value, end of year	$17.85	$18.68	$10.44	$16.50	$17.36

Total return	1.40%	79.97%	-32.07%	7.28%	7.98%

Supplemental Data and Ratios
Net assets, at end of year (000’s)	$4,693	$5,186	$6,531	$10,868	$7,238

Ratio of expenses to average net assets:
Before expense waiver	1.31%	1.30%	1.13%	1.10%	1.10%
After expense waiver	1.24%	1.24%	1.13%	1.10%	1.10%

Ratio of net investment income to average net assets:
After expense waiver	-0.08%	0.37%	1.06%	0.00%	0.05%

Portfolio Turnover Rate	46%	64%	53%	115%	101%

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the year

Institutional Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of year	$19.04	$10.65	$16.80	$17.64	$17.51

Investment operations:
Net investment income	0.03	0.06	0.23	0.04	0.06
Net realized and unrealized gain (loss) on investments	0.28	8.47	(5.18)	1.06	1.37
Total from investment operations	0.31	8.53	(4.95)	1.10	1.43

Less distributions from:
Net investment income	(0.02)	(0.14)	(0.18)	(0.04)	(0.11)
Net realized gains	(1.09)	—	(1.02)	(1.90)	(1.19)
Total distributions	(1.11)	(0.14)	(1.20)	(1.94)	(1.30)
Net asset value, end of year	$18.24	$19.04	$10.65	$16.80	$17.64

Total return	1.65%	80.39%	-31.87%	7.51%	8.21%

Supplemental Data and Ratios
Net assets, at end of year (000’s)	$29,247	$44,370	$35,011	$67,804	$74,626

Ratio of expenses to average net assets:
Before expense waiver	1.05%	1.05%	0.88%	0.85%	0.85%
After expense waiver	0.99%	0.99%	0.88%	0.85%	0.85%

Ratio of net investment income to average net assets:
After expense waiver	0.17%	0.29%	1.32%	0.25%	0.30%

Portfolio Turnover Rate	46%	64%	53%	115%	101%

See Notes to the Financial Statements

Great Lakes Funds

Notes to the Financial Statements
March 31, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Large Cap Value Fund commenced operations on September 28, 2012.  The Disciplined Equity Fund commenced operations on June 1, 2009 and the Small Cap Opportunity Fund commenced operations on December 5, 2008.  The Small Cap Opportunity Fund currently offers two classes of shares, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Disciplined Equity Fund and Large Cap Value Fund currently offer only Institutional Class shares.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended March 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.  As of and during the year ended March 31, 2022, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. tax authorities for the years prior to March 31, 2019.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Gains realized by the Funds on the sale of securities in certain countries may also be subject to non-U.S. taxes.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2022

Funds may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. For the year ended March 31, 2022, no such reclassifications were made.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value.  The Funds will not hold more than 15% of the value of their net assets in illiquid securities.  At March 31, 2022, the Funds did not hold any illiquid securities.

Security Loans – When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The Funds also continue to receive dividends on the securities loaned.  The loans are secured by collateral at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily.  Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. Gain or loss in the value of securities loaned that may occur during the term

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2022

of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.  Currently, only the Small Cap Opportunity Fund is eligible to participate in securities lending.  See Note 9.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks and exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their NAV per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2022

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value each Fund’s securities as of March 31, 2022:

Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$28,186,972	$—	$—	$28,186,972
Money Market Fund	300,458	—	—	300,458
Total Investments	$28,487,430	$—	$—	$28,487,430

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$42,713,832	$—	$—	$42,713,832
Money Market Fund	297,332	—	—	297,332
Total Investments	$43,011,164	$—	$—	$43,011,164

Small Cap Opportunity Fund	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$33,347,264	$—	$—	$33,347,264
Investment Purchased
with Proceeds from
Securities Lending*	9,148,350	—	—	—	9,148,350
Money Market Fund	—	645,022	—	—	645,022
Total Investments	$9,148,350	$33,992,286	$—	$—	$43,140,636

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 9 for additional information regarding securities lending activity.

Refer to the Schedule of Investments for further information on the classification of investments.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds' financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets.

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2022

In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Great Lakes Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Disciplined Equity Fund	0.60%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Institutional Class
Disciplined Equity Fund	N/A	0.85%
Large Cap Value Fund	N/A	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus.  After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	April 2022 –	April 2023 –	April 2024 –
Fund	March 2023	March 2024	March 2025
Disciplined Equity Fund	$56,140	$94,494	$114,024
Large Cap Value Fund	40,009	79,283	72,339
Small Cap Opportunity Fund	887	31,351	31,096

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds,

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2022

subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended March 31, 2022, are disclosed in the Statements of Operations.

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Small Cap Opportunity Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended March 31, 2022, the Fund’s Investor Class incurred the following expenses pursuant to the Plan:

Fund	Amount
Small Cap Opportunity Fund	$12,677

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Disciplined Equity Fund		Large Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
Institutional Class:
Shares sold	1,180,293	163,060	388,965	160,658
Shares issued in reinvestment
of distributions	488,686	60,347	70,076	22,911
Shares redeemed	(959,112)	(507,145)	(618,861)	(993,310)
Net increase (decrease)
in capital shares	709,867	(283,738)	(159,820)	(809,741)

	Small Cap Opportunity Fund
	Year Ended	Year Ended
	March 31, 2022	March 31, 2021
Investor Class:
Shares sold	1,156	12,984
Shares issued in reinvestment of distributions	15,646	1,818
Shares redeemed	(31,501)	(362,683)
Net decrease	(14,699)	(347,881)
Institutional Class:
Shares sold	238,761	285,112
Shares issued in reinvestment of distributions	94,508	15,532
Shares redeemed	(1,060,497)	(1,257,042)
Net decrease	(727,228)	(956,398)
Net decrease in capital shares	(741,927)	(1,304,279)

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2022

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended March 31, 2022, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Disciplined Equity Fund	$—	$—	$50,230,939	$60,905,852
Large Cap Value Fund	—	—	23,016,228	27,831,675
Small Cap Opportunity Fund	—	—	21,554,190	37,609,168

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2022, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Disciplined Equity Fund	$3,166,857	$(392,798)	$2,774,059	$25,713,371
Large Cap Value Fund	8,579,883	(943,659)	7,636,224	35,374,940
Small Cap Opportunity Fund	4,551,197	(2,824,370)	1,726,827	32,265,459

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the differences in tax treatment of wash sales.

At March 31, 2022, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Net	Distributable
Fund	Income	Capital Gains	Gain/Loss	Appreciation	Earnings
Disciplined Equity Fund	$—	$381,895	$—	$2,774,059	$3,155,954
Large Cap Value Fund	75,135	2,792,769	52	7,636,224	10,504,180
Small Cap Opportunity Fund	383,831	3,765,597	—	1,726,827	5,876,255

As of March 31, 2022, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of each Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended March 31, 2022, the Funds do not plan to defer any late year losses.

The tax character of distributions paid during the year ended March 31, 2022, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Return of Capital	Total
Disciplined Equity Fund	$2,797,794	$10,836,006	$—	$13,633,800
Large Cap Value Fund	1,045,942	2,651,234	—	3,697,176
Small Cap Opportunity Fund	1,445,737	1,294,859	—	2,740,596

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2022

The tax character of distributions paid during the year ended March 31, 2021, the Funds’ most recently completed fiscal year end, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains**	Return of Capital	Total
Disciplined Equity Fund	$104,406	$2,458,163	$—	$2,562,569
Large Cap Value Fund	892,361	11,840	4,900	909,101
Small Cap Opportunity Fund	416,160	—	—	416,160

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2022. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

9.  SECURITIES LENDING

Following the terms of a securities lending agreement with the Funds’ Custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Loans must be continuously secured by collateral consisting of: (i) cash or cash equivalents; (ii) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) an irrevocable bank letter of credit; or (iv) any combination thereof, equal to not less than (a) 102% of the market value of the securities loaned that are principally settled in the United States at the inception of the Loan and (b) 105% of the market value for securities that are cleared and principally settled outside the United States at the inception of the Loan.  Loans shall be marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned.  During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution.  Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price.  Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.  Currently, only the Small Cap Opportunity Fund is eligible to participate in securities lending.  As of March 31, 2022, the Small Cap Opportunity Fund had securities on loan with a value of $8,914,020 and collateral value of $9,148,350.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous.  The Fund is not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required.  The net income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Fund’s Statements of Operations. Securities lending income, as disclosed in the Fund’s Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

Great Lakes Funds

Notes to the Financial Statements – Continued
March 31, 2022

10.  LINE OF CREDIT

The Funds have established an unsecured line of credit (“LOC”) in the amount of $25,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matured on July 23, 2021 and was not renewed. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 3.25% as of and during the period the LOC was in effect of July 23, 2021. The Funds have authorized U.S. Bank N.A. to charge any of the accounts of the Funds for any missed payments. For the period ended March 31, 2022, the Funds’ LOC activity was as follows:

			Amount			Date of
		Average	Outstanding as	Interest	Maximum	Maximum
LOC Agent	Fund	Borrowings	of March 31, 2022	Expense	Borrowing	Borrowing
U.S. Bank N.A.	Disciplined Equity Fund	$12,671	$—	$417	$1,482,000	04/20/2021
U.S. Bank N.A.	Large Cap Value Fund	1,967	—	65	376,000	04/20/2021

11.  SECTOR RISK

As of March 31, 2022, the Disciplined Equity Fund had a significant portion of its assets invested in the information technology sector.  The information technology sector may be more sensitive to short product cycles, competition, and more aggressive pricing than the overall market.

12.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2022, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Disciplined Equity Fund	Maril & Co. FBO	53.33%
	Wells Fargo Clearing	39.67%
Large Cap Value Fund	Maril & Co. FBO	41.73%
	Wells Fargo Clearing	27.10%
	Wintrust Financial	25.29%
Small Cap Opportunity Fund	Wells Fargo Clearing	40.80%

Great Lakes Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of Great Lakes Funds and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund, and Great Lakes Small Cap Opportunity Fund (the “Great Lakes Funds” or the “Funds”), each a series of Managed Portfolio Series, as of March 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
May 25, 2022

Great Lakes Funds

Additional Information (Unaudited)
March 31, 2022

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Great Lakes Advisors, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present in person, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Great Lakes Advisors, LLC (“Great Lakes” or the “Adviser”) regarding Great Lakes Large Cap Value Fund, the Great Lakes Disciplined Equity Fund, and the Great Lakes Small Cap Opportunity Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 11, 2022, the Trustees received and considered information from Great Lakes and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by Great Lakes with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Great Lakes; (3) the costs of the services provided by Great Lakes and the profits realized by Great Lakes from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Great Lakes resulting from its relationship with the Funds.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of Great Lakes, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Great Lakes set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Great Lakes performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to each Fund are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Great Lakes provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions that Great Lakes effects on behalf of the Funds; (5) selecting

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2022

broker-dealers to execute orders on behalf of the Funds; (6) monitoring and maintaining each Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees reviewed Great Lakes’ unaudited financial statements and considered Great Lakes’ strong capitalization and its assets under management.  In addition, the Board considered the fact that Great Lakes is a wholly-owned subsidiary of Wintrust Financial Corporation, a financial services holding company.  In that regard, the Trustees concluded that Great Lakes had sufficient resources to support the management of the Funds. The Trustees then considered the Funds’ portfolio managers and noted each portfolio manager’s extensive portfolio management and security research and analysis experience.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Great Lakes provides to each of the Funds under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Great Lakes.  In assessing the quality of the portfolio management delivered by Great Lakes, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s respective peer funds according to Morningstar classifications, and as compiled by Barrington Partners (each, a “Morningstar BP Cohort”), and each Fund’s respective composite of separate accounts that Great Lakes manages utilizing a similar investment strategy.  When comparing each Fund’s performance against its respective Morningstar BP Cohort, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group.

•
Great Lakes Disciplined Equity Fund. The Trustees noted that the Fund had underperformed its Morningstar BP Cohort average over the one-year, three-year, five-year and ten-year periods ended September 30, 2021. The Trustees also observed that the Fund trailed its benchmark index for year-to-date periods ended September 30, 2021, and for the three-year, five-year and ten-year periods ended December 30, 2020, but outperformed its benchmark index for the one-year period ended December 30, 2020.  The Trustees considered that the Fund had achieved positive total returns across each time period reviewed since inception and also observed that the Fund’s performance was consistent with the performance of a composite of Great Lakes’ similarly managed accounts over all relevant time periods.

•
Great Lakes Large Cap Value Fund.  The Trustees noted that the Fund had underperformed its Morningstar BP Cohort average over the one-year, three-year and five-year periods ended September 30, 2021.  The Trustees also observed that the Fund had also underperformed its benchmark index over all periods ended December 30, 2020.  The Trustees also considered that the Fund had achieved positive total returns since inception. The Trustees also observed that the Fund’s performance was consistent with the performance of a composite of Great Lakes’ similarly managed accounts over all relevant time periods.

•
Great Lakes Small Cap Opportunity Fund. The Trustees noted that the Fund’s Institutional Class had underperformed the Morningstar BP Cohort average over the one-year, three-year, five-year and ten-year periods ended September 30, 2021. The Trustees also observed that the Fund had outperformed its benchmark index for the year-to-date period ended September 30, 2021, but underperformed its benchmark index over all other periods ended December 30, 2020.  The Trustees also considered that the Fund had achieved positive total returns across the five-year and ten-year periods ended September 30, 2021. The Trustees also observed that the Fund’s performance was consistent over the longer-term with the performance of a composite of Great Lakes’ similarly managed accounts over all relevant time periods.

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2022

Cost of Advisory Services and Profitability.  The Trustees considered the annual management fee that each Fund pays to Great Lakes under the Investment Advisory Agreement, as well as Great Lakes’ profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2021. In that regard, the Trustees considered the effect of an expense limitation agreement on Great Lakes’ compensation and that Great Lakes has contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus.  The Trustees noted that Great Lakes had waived a portion of its management fees during the 12 months ended September 30, 2021 with respect to each Fund.  The Trustees noted that the relationship with each of the Great Lakes Funds had been profitable.  The Trustees then considered that the management fees that Great Lakes charges to separately managed accounts with similar investment strategies to those of the Great Lakes Large Cap Value Fund and Great Lakes Disciplined Equity Fund are generally lower than the management fee for the corresponding Fund.  The Trustees observed that the fee charged to accounts utilizing a similar investment strategy to the Great Lakes Small Cap Opportunity Fund is higher than the fee charged to the Fund.  The Trustees took into account that Great Lakes has additional responsibilities with respect to the Funds, including additional compliance obligations, greater cash management responsibilities and increased trading.  The Trustees concluded that Great Lakes’ service relationship with each of the Funds yields a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in corresponding Morningstar BP Cohort.  The Trustees noted:

•
Great Lakes Disciplined Equity Fund. The Fund’s management fee was above the Morningstar BP Cohort average.  The total expenses of the Fund (after fee waivers and expense reimbursements) were above the Morningstar BP Cohort average.

•
Great Lakes Large Cap Value Fund.  The Fund’s management fee was below the Morningstar BP Cohort average.  The total expenses of the Fund (after fee waivers and expense reimbursements) were below the Morningstar BP Cohort average.

•
Great Lakes Small Cap Opportunity Fund.  The Fund’s management fee was significantly lower than the Morningstar BP Cohort average management fees. The total expenses of the Fund’s Institutional Class (after fee waivers and expense reimbursements) were lower than the Morningstar BP Cohort average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Great Lakes’ advisory fees with respect to each Fund continue to be reasonable.

Economies of Scale.  The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints.  The Trustees took into account the fact that Great Lakes had agreed to consider breakpoints in the future in response to asset growth in each of the Funds, but had also expressed some reservation about doing so for the Great Lakes Small Cap Opportunity Fund because of concerns about potential capacity constraints associated with the Fund’s strategy of investing in small cap stocks.  The Trustees noted that given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and Fund asset levels increase.

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2022

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered the extent to which Great Lakes utilizes soft dollar arrangements with respect to portfolio transactions of certain Funds. The Trustees noted that Great Lakes does not use affiliated brokers to execute the portfolio transactions of the Funds.  While the Trustees noted the Great Lakes Small Cap Opportunity Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services performed on behalf of the Fund, the Trustees observed that distribution expenses that Great Lakes incurred significantly exceed any Rule 12b-1 payments from the Great Lakes Small Cap Opportunity Fund.  The Trustees considered that Great Lakes may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified.  The Trustees concluded that Great Lakes does not receive any additional material benefits from its relationship with the Funds.

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2022

TRUSTEES AND OFFICERS

		Term of	Number of		Other
		Office and	Portfolios		Directorships
	Position(s)	Length of	in Trust		Held by
Name, Address	Held with	Time	Overseen	Principal Occupation(s)	Trustee During
and Year of Birth	the Trust	Served	by Trustee	During the Past Five Years	the Past Five Years
Independent Trustees

Leonard M. Rush, CPA	Chairman,	Indefinite	38	Retired, Chief Financial Officer,	Independent Trustee,
615 E. Michigan St.	Trustee	Term; Since		Robert W. Baird & Co. Incorporated	ETF Series Solutions
Milwaukee, WI 53202	and Audit	April 2011		(2000-2011).	(60 Portfolios)
Year of Birth: 1946	Committee				(2012-Present).
Chairman

David A. Massart	Trustee	Indefinite	38	Partner and Managing Director,	Independent Trustee,
615 E. Michigan St.		Term; Since		Beacon Pointe Advisors, LLC	ETF Series Solutions
Milwaukee, WI 53202		April 2011		(since 2022); Co-Founder and	(60 Portfolios)
Year of Birth: 1967				Chief Investment Strategist,	(2012-Present).
Next Generation Wealth
Management, Inc. (2005-2021).

David M. Swanson	Trustee	Indefinite	38	Founder and Managing Principal,	Independent Trustee,
615 E. Michigan St.	and	Term; Since		SwanDog Strategic Marketing, LLC	ALPS Variable
Milwaukee, WI 53202	Nominating	April 2011		(2006-Present); Executive Vice	Investment Trust
Year of Birth: 1957	& Governance			President, Calamos Investments	(7 Portfolios)
	Committee			(2004-2006).	(2006-Present);
	Chairman				Independent Trustee,
RiverNorth Funds
(3 Portfolios)
(2018-Present);
RiverNorth Managed
Duration Municipal
Income Fund Inc.
(1 Portfolio)
(2019-Present);
RiverNorth Specialty
Finance Corporation
(1 Portfolio)
(2018-Present);
RiverNorth/ DoubleLine
Strategic Opportunity
Fund, Inc. (1 Portfolio)
(2018-Present);
RiverNorth Opportunities
Fund, Inc. (1 Portfolio)
(2015-Present);
RiverNorth
Opportunistic
Municipal Income
Fund, Inc. (1 Portfolio)
(2018-Present);
RiverNorth Flexible
Municipal Income
Fund (2020-Present).

Great Lakes Funds

Additional Information (Unaudited) – Continued
March 31, 2022

		Term of	Number of		Other
		Office and	Portfolios		Directorships
	Position(s)	Length of	in Trust		Held by
Name, Address	Held with	Time	Overseen	Principal Occupation(s)	Trustee During
and Year of Birth	the Trust	Served	by Trustee	During the Past Five Years	the Past Five Years

Robert J. Kern	Trustee	Indefinite	38	Retired (July 2018-Present);	None
615 E. Michigan St.		Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services,
Year of Birth: 1958				LLC (1994-2018).

Officers

Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Principal	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	Executive	November 2018		(2005-Present).
Year of Birth: 1973	Officer

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Chief	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202	Compliance	April 2013		(2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202	Financial	August 2019		(2008-Present).
Year of Birth: 1981	Officer and	(Treasurer); Since
	Vice President	November 2018
(Vice President)

John Hadermayer	Secretary	Indefinite	N/A	U.S. Bancorp Fund Services,	N/A
615 E. Michigan St.		Term; Since		LLC (2022-Present); Executive
Milwaukee, WI 53202		May 2022		Director, AQR Capital
Year of Birth: 1977				Management, LLC (2013-2022).

Douglas Schafer	Assistant	Indefinite Term;	N/A	Assistant Vice President, U.S.	N/A
615 E. Michigan St.	Treasurer	Since May 2016		Bancorp Fund Services, LLC
Milwaukee, WI 53202	and Vice	(Assistant		(2002-Present).
Year of Birth: 1970	President	Treasurer);
Indefinite Term;
Since November 2018
(Vice President)

Sara J. Bollech	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer	Term; Since		Services, LLC (2007-Present).
Milwaukee, WI 53202	and Vice	November 2021
Year of Birth: 1977	President

Peter A. Walker, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer	Term; Since		Services, LLC (2016-Present).
Milwaukee, WI 53202	and Vice	November 2021
Year of Birth: 1993	President

Great Lakes Funds

Additional Information (Unaudited)
March 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2022, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Disciplined Equity Fund	25.45%
Large Cap Value Fund	70.95%
Small Cap Opportunity Fund	28.08%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2022, was as follows:

Fund
Disciplined Equity Fund	25.04%
Large Cap Value Fund	62.84%
Small Cap Opportunity Fund	26.97%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund
Disciplined Equity Fund	94.63%
Large Cap Value Fund	57.92%
Small Cap Opportunity Fund	96.57%

Great Lakes Funds

PRIVACY NOTICE (UNAUDITED)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Great Lakes Advisors, LLC
231 South LaSalle Street, 4th Floor
Chicago, Illinois 60604

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended March 31, 2021 and March 31, 2022, the Funds’ principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2022	FYE 3/31/2021
Audit Fees	$41,000	$56,500
Audit-Related Fees	$0	$0
Tax Fees	$10,500	$28,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended March 31, 2021 and March 31, 2022, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2022	FYE 3/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2022	FYE 3/31/2021
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title) *      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    June 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    June 1, 2022

By (Signature and Title)*       /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    June 1, 2022

* Print the name and title of each signing officer under his or her signature.